LAW DEPARTMENT

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

350 CHURCH STREET

HARTFORD, CT 06103

SCOTT C. DUROCHER

VICE PRESIDENT &

CHIEF COUNSEL

Phone: 860-466-1222

Scott.Durocher@LFG.com

VIA EDGAR

April 23, 2020

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Post-Effective Amendment No. 4 to the Registration Statement
on Form S-3 for The Lincoln National Life Insurance Company
File No. 333-231487

Commissioners:

On behalf of The Lincoln National Life Insurance Company, we hereby file on EDGAR a conformed electronic format copy of Post-Effective Amendment No. 4 to the above-referenced registration statement (the “Amendment”).

The Amendment is being filed for the purpose of adding a Performance Trigger Rate crediting strategy and disclosure regarding the favorable treatment of advisory fee withdrawals to certain registered index-linked variable annuity contracts under this registration statement. The Performance Trigger rate crediting strategy is being added to four prospectuses (Lincoln Level Advantage® B-Share Indexed Variable Annuity, Lincoln Level Advantage® Advisory Indexed Variable Annuity, Lincoln Level Advantage® Design B-Share Indexed Variable Annuity, and Lincoln Level Advantage® Design Advisory Indexed Variable Annuity), and advisory fee withdrawal treatment language is being added to two prospectuses (Lincoln Level Advantage® Advisory Indexed Variable Annuity, Lincoln Level Advantage® Design Advisory Indexed Variable Annuity).

The prospectuses also include additional disclosure related to annual updates. In addition, four additional prospectuses (Lincoln Level Advantage® B-Class Indexed Variable Annuity, Lincoln Level Advantage® Advisory Class Indexed Variable Annuity, Lincoln Level Advantage® Fee-Based Indexed Variable Annuity, and Lincoln Level Advantage® Select B-Share Indexed Variable Annuity) have been included in the filing only for the purpose of receiving the annual updates. As counsel who reviewed the Amendment, I represent that the materiality of the changes associated with the annual updates is consistent with that under a filing pursuant to Rule 485(b) and would not require review by the staff.

Any questions or comments regarding this filing should be directed to me at the number listed above.

Sincerely,

Scott C. Durocher